Intangible assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	$ 111,797	$ 100,642
Additions	116,921	113,889
Disposals	(96,369)	(96,869)
Transfers from/(to) other accounts	2,153
Exchange differences	3,843	(5,865)
Other intangible assets at end of the year	138,345	111,797	$ 100,642
Impairment charge related to intangible assets			1,153
Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at end of the year	53,590
Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(94,309)	(96,140)
Additions	(663)	(725)
Disposals	82	20
Transfers from/(to) other accounts	(26)
Exchange differences	(1,170)	2,536
Other intangible assets at end of the year	(96,086)	(94,309)	(96,140)
Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	(16,097)	(16,927)
Transfers from/(to) other accounts	261
Exchange differences	(440)	830
Other intangible assets at end of the year	(16,276)	(16,097)	(16,927)
Development Expenditure | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	49,694	51,698
Additions	1,210	910
Transfers from/(to) other accounts	825
Exchange differences	1,861	(2,914)
Other intangible assets at end of the year	53,590	49,694	51,698
Development Expenditure | Accumulated Amortization
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at end of the year	(36,185)
Development Expenditure | Impairment
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at end of the year	(13,990)
Power Supply Agreements | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	37,836	37,836
Other intangible assets at end of the year	37,836	37,836	37,836
Rights of Use | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	13,239	13,369
Additions		23
Exchange differences	90	(153)
Other intangible assets at end of the year	13,329	13,239	13,369
Computer Software | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	5,530	5,090
Additions	3,273	522
Disposals		(20)
Transfers from/(to) other accounts	1,489
Exchange differences	104	(62)
Other intangible assets at end of the year	10,396	5,530	5,090
Greenhouse Gasses (CO2) [member]
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	107,770	97,596
Additions	113,101	112,775
Disposals		(96,869)
Disposal Intangible Assets before accumulated amortization	(96,451)
Exchange differences	3,756	(5,732)
Other intangible assets at end of the year	128,176	107,770	97,596
Greenhouse Gasses Purchase Rights		25,035
Other Intangible Assets | Gross carrying amount
Reconciliation of changes in intangible assets other than goodwill [abstract]
Other intangible assets at beginning of the year	8,134	8,120
Additions		384
Transfers from/(to) other accounts	(396)
Exchange differences	(358)	(370)
Other intangible assets at end of the year	$ 7,380	$ 8,134	$ 8,120